UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.21%
Accommodation - 1.79%
Marcus Corp.	1,815	24,194
Monarch Casino & Resort, Inc. (a)	2,240	20,765
Total Accommodation		44,959

Animal Production - 1.49%
Cal-Maine Foods, Inc.	1,055	37,495
Chemical Manufacturing - 7.62%
Aptargroup, Inc.	2,345	118,821
Balchem Corp.	625	18,150
KMG Chemicals, Inc.	1,725	29,463
Stepan Co.	165	14,913
Zep, Inc.	695	9,744
Total Chemical Manufacturing		191,091

Clothing and Clothing Accessories Stores - 6.11%
Buckle, Inc.	220	8,611
Jos A Bank Clothiers, Inc. (a)	3,260	144,613
Total Clothing and Clothing Accessories Stores		153,224

Computer and Electronic Product Manufacturing - 7.90%
Atrion Corp.	105	21,091
Badger Meter, Inc.	440	15,888
Bio-Rad Laboratories, Inc. (a)	155	15,440
Cabot Microelectronics Corp.	540	16,924
Cubic Corp.	760	32,985
Espey Manufacturing & Electronics Corp.	720	18,108
Koss Corp.	2,060	11,062
Lakeland Industries, Inc. (a)	3,715	29,831
LSI Industries, Inc.	1,545	9,455
MKS Instruments, Inc.	1,055	27,588
Total Computer and Electronic Product Manufacturing		198,372

Credit Intermediation and Related Activities - 1.03%
First of Long Island Corp.	720	19,411
Orrstown Financial Services, Inc.	865	6,557
Total Credit Intermediation and Related Activities		25,968

Electrical Equipment, Appliance, and Component Manufacturing - 3.52%
National Presto Industries, Inc.	825	55,325
Powell Industries, Inc. (a)	900	33,102
Total Electrical Equipment, Appliance, and Component Manufacturing		88,427

Fabricated Metal Product Manufacturing - 8.16%
CPI Aerostructures, Inc. (a)	1,700	24,752
Lincoln Electronic Holdings, Inc.	360	17,129
LS Starrett Co.	810	8,853
Sturm Ruger & Co., Inc.	3,130	121,976
Synalloy Corp.	2,730	31,941
Total Fabricated Metal Product Manufacturing		204,651

Food and Beverage Stores - 3.70%
Harris Teeter Supermarkets, Inc.	1,380	51,791
Weis Markets, Inc.	940	41,022
Total Food and Beverage Stores		92,813

Food Manufacturing - 8.24%
Flowers Foods, Inc.	2,532	55,755
J & J Snack Foods Corp.	2,100	115,647
Sanderson Farms, Inc.	515	28,294
Tootsie Roll Industries, Inc.	309	6,906
Total Food Manufacturing		206,602

Heavy and Civil Engineering Construction - 4.52%
Granite Construction, Inc.	4,945	113,339
Insurance Carriers and Related Activities - 1.03%
Erie Indemnity Co.	360	25,873
Leather and Allied Product Manufacturing - 0.72%
Lacrosse Footwear, Inc.	1,650	17,985
Machinery Manufacturing - 14.92%
Columbus McKinnon Corp. (a)	590	9,110
Dril-Quip, Inc. (a)	605	36,656
Gorman-Rupp Co.	3,948	110,582
Graham Corp.	1,225	23,594
Gulf Island Fabrication, Inc.	2,075	51,875
Gulfmark Offshore, Inc. (a)	655	23,377
Hardinge, Inc.	2,851	26,657
Key Technology, Inc. (a)	825	7,838
Lufkin Industries, Inc.	385	22,126
Mfri, Inc. (a)	2,640	19,721
SIFCO Industries, Inc.	1,675	31,808
Twin Disc, Inc.	580	11,055
Total Machinery Manufacturing		374,399

Management of Companies and Enterprises - 0.50%
Bar Harbor Bankshares	360	12,600
Merchant Wholesalers, Nondurable Goods - 1.03%
Hawkins, Inc.	785	25,913
Miscellaneous Manufacturing - 9.94%
ICU Medical, Inc. (a)	515	26,497
Johnson Outdoors, Inc. (a)	2,190	39,836
Merit Medical Systems, Inc. (a)	2,347	30,511
Mine Safety Appliances Co.	1,030	42,312
Oil-Dri Corp. of America	850	16,346
Utah Medical Products, Inc.	2,755	93,945
Total Miscellaneous Manufacturing		249,447

Nonmetallic Mineral Product Manufacturing - 2.38%
Apogee Enterprises, Inc.	2,110	31,186
Eagle Materials, Inc.	890	28,569
Total Nonmetallic Mineral Product Manufacturing		59,755

Oil and Gas Extraction - 3.39%
Unit Corp. (a)	2,140	85,151
Plastics and Rubber Products Manufacturing - 1.42%
Span-America Medical Systems, Inc.	2,035	35,613
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.76%
KBW, Inc.	475	7,700
Knight Capital Group, Inc. (a)	590	7,416
Value Line, Inc.	320	3,920
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		19,036

Sporting Goods, Hobby, Book, and Music Stores - 0.78%
Cabela's, Inc. (a)	555	19,614
Support Activities for Mining - 1.21%
Dawson Geophysical Co. (a)	490	11,123
RPC, Inc.	1,855	19,255
Total Support Activities for Mining		30,378

Transportation Equipment Manufacturing - 4.72%
Astec Industries, Inc. (a)	735	20,176
LB Foster Co.	2,215	61,222
Sun Hydraulics Corp.	1,590	37,095
Total Transportation Equipment Manufacturing		118,493

Truck Transportation - 1.54%
Marten Transport Ltd.	785	16,069
Werner Enterprises, Inc.	925	22,514
Total Truck Transportation		38,583

Water Transportation - 0.79%
Kirby Corp. (a)	375	19,793
TOTAL COMMON STOCKS (Cost $2,520,004)		$2,489,574

SHORT-TERM INVESTMENTS - 1.08%
First American Prime Obligations Fund, 0.077% (b)	27,137	27,137
TOTAL SHORT-TERM INVESTMENTS (Cost $27,137)		27,137

Total Investments (Cost $2,547,141) - 100.29%		2,516,711
Liabilities in Excess of Other Assets - (0.29%)		(7,246)
TOTAL NET ASSETS - 100.00%		$2,509,465

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2012.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$2,547,141
Gross unrealized appreciation	177,444
Gross unrealized depreciation	(207,874)
Net unrealized depreciation	$(30,430)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$2,489,574	$-	$-	$2,489,574
Short-Term Investments	27,137	-	-	27,137

Total Investments in Securities	$2,516,711	$-	$-	$2,516,711

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.